UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: May 31

Date of reporting period: February 28, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INCOME TRUST

LEGG MASON WESTERN ASSET ADJUSTABLE

RATE INCOME FUND

FORM N-Q

FEBRUARY 28, 2011

LEGG MASON WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited)	February 28, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CORPORATE BONDS & NOTES - 33.3%
CONSUMER DISCRETIONARY - 0.2%
Diversified Consumer Services - 0.0%
Service Corp. International, Senior Notes	7.500%	4/1/27	$20,000	$19,650

Hotels, Restaurants & Leisure - 0.1%
CCM Merger Inc., Notes	8.000%	8/1/13	15,000	15,225	(a)
El Pollo Loco Inc., Senior Notes	11.750%	11/15/13	40,000	36,200
El Pollo Loco Inc., Senior Secured Notes	11.750%	12/1/12	5,000	5,200
Harrah’s Operating Co. Inc., Senior Notes	10.750%	2/1/16	30,000	29,775
Harrah’s Operating Co. Inc., Senior Secured Notes	11.250%	6/1/17	40,000	45,600
Landry’s Restaurants Inc., Senior Secured Notes	11.625%	12/1/15	10,000	10,900
MGM Resorts International, Senior Secured Notes	10.375%	5/15/14	15,000	16,875
MGM Resorts International, Senior Secured Notes	11.125%	11/15/17	35,000	40,513
Mohegan Tribal Gaming Authority, Senior Secured Notes	11.500%	11/1/17	20,000	20,350	(a)
NCL Corp. Ltd., Senior Secured Notes	11.750%	11/15/16	20,000	23,725
Station Casinos Inc., Senior Notes	7.750%	8/15/16	40,000	4	(b)(c)

Total Hotels, Restaurants & Leisure				244,367

Media - 0.1%
Cengage Learning Acquisitions Inc., Senior Notes	10.500%	1/15/15	30,000	31,275	(a)
DISH DBS Corp., Senior Notes	6.625%	10/1/14	40,000	42,500
DISH DBS Corp., Senior Notes	7.750%	5/31/15	140,000	153,650
Virgin Media Finance PLC, Senior Notes	9.125%	8/15/16	90,000	96,525

Total Media				323,950

Multiline Retail - 0.0%
Neiman Marcus Group Inc., Senior Notes	9.000%	10/15/15	42,996	45,253	(d)

Textiles, Apparel & Luxury Goods - 0.0%
Oxford Industries Inc., Senior Secured Notes	11.375%	7/15/15	30,000	33,900

TOTAL CONSUMER DISCRETIONARY				667,120

CONSUMER STAPLES - 0.7%
Beverages - 0.5%
Coca-Cola Co., Senior Notes	0.363%	5/15/12	710,000	710,652	(e)
PepsiCo Inc., Senior Notes	0.333%	7/15/11	660,000	660,275	(e)

Total Beverages				1,370,927

Food Products - 0.2%
Archer-Daniels-Midland Co., Senior Notes	0.472%	8/13/12	700,000	700,910	(e)

Tobacco - 0.0%
Alliance One International Inc., Senior Notes	10.000%	7/15/16	10,000	10,375

TOTAL CONSUMER STAPLES				2,082,212

ENERGY - 0.4%
Energy Equipment & Services - 0.1%
Complete Production Services Inc., Senior Notes	8.000%	12/15/16	35,000	37,187
Hercules Offshore LLC, Senior Secured Notes	10.500%	10/15/17	15,000	14,963	(a)
Key Energy Services Inc., Senior Notes	8.375%	12/1/14	170,000	185,725

Total Energy Equipment & Services				237,875

Oil, Gas & Consumable Fuels - 0.3%
Belden & Blake Corp., Secured Notes	8.750%	7/15/12	40,000	39,800
Berry Petroleum Co., Senior Notes	10.250%	6/1/14	20,000	23,300
Chesapeake Energy Corp., Senior Notes	7.250%	12/15/18	105,000	116,288
CONSOL Energy Inc., Senior Notes	8.250%	4/1/20	40,000	44,300	(a)
El Paso Corp., Senior Subordinated Notes	7.000%	6/15/17	140,000	157,111
Enterprise Products Operating LLP, Subordinated Notes	7.034%	1/15/68	70,000	73,074	(e)

Linn Energy LLC/Linn Energy Finance Corp., Senior Notes	8.625%	4/15/20	20,000	22,400	(a)
Plains Exploration & Production Co., Senior Notes	10.000%	3/1/16	20,000	22,800
Plains Exploration & Production Co., Senior Notes	8.625%	10/15/19	10,000	11,225
Quicksilver Resources Inc., Senior Notes	11.750%	1/1/16	20,000	23,450
SandRidge Energy Inc., Senior Notes	9.875%	5/15/16	125,000	139,375	(a)

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	$59,000	$76,754

Total Oil, Gas & Consumable Fuels				749,877

TOTAL ENERGY				987,752

FINANCIALS - 28.2%
Capital Markets - 6.7%
Credit Suisse AG, Senior Notes	1.263%	1/14/14	2,750,000	2,780,264	(e)
Goldman Sachs Group Inc., Bonds	0.562%	11/9/11	2,600,000	2,606,219	(e)
Goldman Sachs Group Inc., Notes	0.491%	2/6/12	2,000,000	1,998,984	(e)
Goldman Sachs Group Inc., Senior Notes	1.625%	7/15/11	2,178,000	2,189,970
Kaupthing Bank HF, Senior Notes	5.750%	10/4/11	2,000,000	555,000	(a)(b)(c)
Macquarie Bank Ltd.	2.600%	1/20/12	2,060,000	2,099,626	(a)
Merrill Lynch & Co. Inc., Senior Notes	0.533%	6/5/12	2,470,000	2,457,070	(e)
Morgan Stanley, Senior Notes	2.812%	5/14/13	1,320,000	1,366,769	(e)
NIBC Bank NV, Senior Notes	0.680%	12/2/14	2,570,000	2,571,899	(a)(e)

Total Capital Markets				18,625,801

Commercial Banks - 8.7%
ANZ National International Ltd., Senior Notes	0.491%	8/5/11	1,400,000	1,401,011	(a)(e)
Australia & New Zealand Banking Group Ltd., Notes	0.503%	7/7/12	500,000	500,000	(a)(e)(f)
Bank of Nova Scotia, Senior Notes	0.553%	3/5/12	1,970,000	1,973,548	(e)
Citibank N.A., Senior Notes	0.313%	11/15/12	3,000,000	3,004,779	(e)
Dexia Credit Local, Senior Notes	0.784%	4/29/14	910,000	905,493	(a)(e)
Dexia Credit Local NY, Senior Notes	0.703%	3/5/13	1,970,000	1,961,389	(a)(e)
DnB NOR Boligkreditt, Secured Bonds	2.100%	10/14/15	1,100,000	1,057,409	(a)
FIH Erhvervsbank A/S, Senior Notes	2.000%	6/12/13	520,000	528,564	(a)
Glitnir Banki HF, Senior Notes	3.255%	1/18/12	2,500,000	756,250	(a)(b)(c)(e)
Landsbanki Islands HF, Senior Notes	6.059%	8/25/09	2,000,000	210,000	(a)(b)(c)(e)
PNC Financial Services Group Inc., Notes	0.503%	4/1/12	3,000,000	3,008,982	(e)
Union Bank NA, Senior Notes	0.382%	3/16/11	2,500,000	2,500,130	(e)
Wells Fargo & Co., Senior Notes	0.393%	1/24/12	2,500,000	2,501,900	(e)
Westpac Banking Corp., Senior Notes	0.603%	10/21/11	2,500,000	2,502,107	(a)(e)
Westpac Banking Corp., Senior Notes	2.900%	9/10/14	1,590,000	1,646,684	(a)

Total Commercial Banks				24,458,246

Consumer Finance - 2.1%
Ally Financial Inc., Notes	2.200%	12/19/12	2,180,000	2,237,395
Ally Financial Inc., Senior Notes	7.500%	12/31/13	704,000	774,400
American Honda Finance Corp., Senior Notes	0.681%	11/7/12	500,000	499,814	(a)(e)
Caterpillar Financial Services Corp., Senior Notes	1.053%	6/24/11	2,500,000	2,506,580	(e)

Total Consumer Finance				6,018,189

Diversified Financial Services - 6.1%
Citigroup Inc.	2.125%	4/30/12	2,750,000	2,806,163
Citigroup Inc., Senior Notes	0.427%	3/16/12	2,500,000	2,492,765	(e)
Citigroup Inc., Senior Notes	6.000%	12/13/13	670,000	733,277
FDIC Structured Sale Guaranteed Notes	0.000%	10/25/11	1,140,000	1,136,010	(a)
General Electric Capital Corp., Senior Notes	0.383%	8/15/11	2,500,000	2,501,363	(e)
General Electric Capital Corp., Senior Notes	2.125%	12/21/12	2,470,000	2,533,286
International Lease Finance Corp., Senior Notes	8.750%	3/15/17	140,000	160,300	(a)
JPMorgan Chase & Co., Senior Notes	0.429%	12/21/11	2,070,000	2,072,289	(e)
JPMorgan Chase & Co., Senior Notes	0.403%	2/22/12	2,500,000	2,502,753	(e)
UPCB Finance III Ltd., Senior Secured Notes	6.625%	7/1/20	20,000	20,025	(a)

Total Diversified Financial Services				16,958,231

Insurance - 2.0%
Berkshire Hathaway Finance Corp., Senior Notes	0.428%	1/13/12	1,040,000	1,041,495	(e)
Berkshire Hathaway Inc., Senior Notes	0.492%	2/10/12	530,000	531,079	(e)

MetLife Inc., Senior Notes	1.561%	8/6/13	800,000	814,309	(e)
Metropolitan Life Global Funding I, Notes	0.703%	7/13/11	1,170,000	1,171,610	(a)(e)
Suncorp-Metway Ltd., Senior Notes	1.803%	7/16/12	1,970,000	2,007,566	(a)(e)

Total Insurance				5,566,059

Thrifts & Mortgage Finance - 2.6%
Stadshypotek AB, Secured Notes	0.853%	9/30/13	1,400,000	1,399,266	(a)(e)
U.S. Central Credit Union, Notes	0.303%	10/19/11	830,000	830,623	(e)(f)

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
U.S. Central Federal Credit Union, Notes	1.250%	10/19/11	$5,000,000	$5,032,360

Total Thrifts & Mortgage Finance				7,262,249

TOTAL FINANCIALS				78,888,775

HEALTH CARE - 0.4%
Health Care Providers & Services - 0.4%
HCA Inc., Senior Secured Notes	9.625%	11/15/16	290,000	315,375	(d)
Tenet Healthcare Corp., Senior Secured Notes	8.875%	7/1/19	563,000	643,227
Universal Hospital Services Inc., Senior Secured Notes	8.500%	6/1/15	5,000	5,250	(d)
Vanguard Health Holdings Co., II LLC, Senior Notes	8.000%	2/1/18	20,000	20,650

TOTAL HEALTH CARE				984,502

INDUSTRIALS - 0.2%
Aerospace & Defense - 0.1%
L-3 Communications Corp., Senior Subordinated Notes	6.375%	10/15/15	100,000	103,750

Airlines - 0.0%
DAE Aviation Holdings Inc., Senior Notes	11.250%	8/1/15	40,000	42,300	(a)
Delta Air Lines Inc., Pass-Through Certificates, Secured Notes	8.021%	8/10/22	22,969	24,071
Delta Air Lines Inc., Senior Secured Notes	9.500%	9/15/14	9,000	9,855	(a)

Total Airlines				76,226

Commercial Services & Supplies - 0.0%
ACCO Brands Corp., Senior Secured Notes	10.625%	3/15/15	25,000	28,375
RSC Equipment Rental Inc./RSC Holdings III LLC, Senior Secured Notes	10.000%	7/15/17	10,000	11,550	(a)

Total Commercial Services & Supplies				39,925

Industrial Conglomerates - 0.0%
Leucadia National Corp., Senior Notes	8.125%	9/15/15	30,000	33,150

Marine - 0.0%
Trico Shipping AS, Senior Secured Notes	13.875%	11/1/14	20,000	16,300	(a)(b)

Road & Rail - 0.0%
Kansas City Southern de Mexico, Senior Notes	12.500%	4/1/16	49,000	60,025
RailAmerica Inc., Senior Secured Notes	9.250%	7/1/17	24,000	26,700

Total Road & Rail				86,725

Trading Companies & Distributors - 0.1%
Ashtead Capital Inc., Notes	9.000%	8/15/16	100,000	106,500	(a)
H&E Equipment Services Inc., Senior Notes	8.375%	7/15/16	40,000	41,700

Total Trading Companies & Distributors				148,200

TOTAL INDUSTRIALS				504,276

INFORMATION TECHNOLOGY - 0.5%
IT Services - 0.5%
Ceridian Corp., Senior Notes	12.250%	11/15/15	21,300	22,738	(d)
International Business Machines Corp., Senior Notes	0.332%	6/15/12	1,370,000	1,370,697	(e)

Total IT Services				1,393,435

Semiconductors & Semiconductor Equipment - 0.0%
Freescale Semiconductor Inc., Senior Secured Notes	9.250%	4/15/18	40,000	44,800	(a)

TOTAL INFORMATION TECHNOLOGY				1,438,235

MATERIALS - 0.2%
Metals & Mining - 0.2%
Freeport-McMoRan Copper & Gold Inc., Senior Notes	8.375%	4/1/17	360,000	400,081
Steel Dynamics Inc., Senior Notes	7.375%	11/1/12	15,000	16,012
Teck Resources Ltd., Senior Secured Notes	9.750%	5/15/14	5,000	6,120
Teck Resources Ltd., Senior Secured Notes	10.250%	5/15/16	6,000	7,313

Total Metals & Mining				429,526

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Paper & Forest Products - 0.0%
Appleton Papers Inc., Senior Secured Notes	11.250%	12/15/15	$50,000	$47,250
NewPage Corp., Senior Secured Notes	11.375%	12/31/14	55,000	55,138
Smurfit Capital Funding PLC, Debentures	7.500%	11/20/25	30,000	28,350

Total Paper & Forest Products				130,738

TOTAL MATERIALS				560,264

TELECOMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 0.2%
Frontier Communications Corp., Senior Notes	8.750%	4/15/22	9,000	10,035
Intelsat Jackson Holdings Ltd., Senior Notes	9.500%	6/15/16	5,000	5,313
Intelsat Jackson Holdings Ltd., Senior Notes	11.250%	6/15/16	175,000	188,125
Qwest Corp., Senior Notes	3.552%	6/15/13	180,000	189,000	(e)
Windstream Corp., Senior Notes	8.625%	8/1/16	130,000	138,125

Total Diversified Telecommunication Services				530,598

Wireless Telecommunication Services - 1.7%
Cellco Partnership/Verizon Wireless Capital LLC, Senior Notes	2.914%	5/20/11	2,500,000	2,514,397	(e)
Cricket Communications Inc., Senior Secured Notes	7.750%	5/15/16	15,000	15,938
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	190,000	172,187
Vodafone Group PLC, Notes	0.592%	2/27/12	2,000,000	2,004,306	(e)

Total Wireless Telecommunication Services				4,706,828

TOTAL TELECOMMUNICATION SERVICES				5,237,426

UTILITIES - 0.6%
Independent Power Producers & Energy Traders - 0.6%
AES Corp., Senior Notes	7.750%	10/15/15	220,000	240,350
AES Corp., Senior Notes	8.000%	10/15/17	110,000	119,900
Edison Mission Energy, Senior Notes	7.625%	5/15/27	30,000	22,050
Energy Future Holdings Corp., Senior Notes	11.250%	11/1/17	322,579	265,321	(d)
Energy Future Intermediate Holding Co. LLC/EFIH Finance Inc., Senior Secured Notes	10.000%	12/1/20	728,000	763,564
Mirant Mid Atlantic LLC, Pass-Through Certificates	10.060%	12/30/28	97,429	110,095
NRG Energy Inc., Senior Notes	7.375%	1/15/17	70,000	73,938

TOTAL UTILITIES				1,595,218

TOTAL CORPORATE BONDS & NOTES (Cost - $97,553,441)				92,945,780

ASSET-BACKED SECURITIES - 12.1%
Amortizing Residential Collateral Trust, 2002-BC4 M1	1.312%	7/25/32	1,747,177	1,505,833	(e)
Amortizing Residential Collateral Trust, 2002-BC6 A2	0.962%	8/25/32	356,422	291,970	(e)
ARI Fleet Lease Trust, 2010-A A	1.716%	8/15/18	416,912	420,146	(a)(e)
Bear Stearns Asset-Backed Securities Inc., 2003-SD1 A	0.712%	12/25/33	317,997	288,869	(e)
Bear Stearns Asset-Backed Securities Inc., 2003-SD3 A	0.742%	10/25/33	1,516,914	1,388,040	(e)
Bear Stearns Second Lien Trust, 2007-SV1A A1	0.482%	12/25/36	548,346	492,651	(a)(e)
Business Loan Express, 2001-2A A	0.842%	1/25/28	833,534	383,677	(a)(e)
Business Loan Express, 2002-1A A	0.812%	7/25/28	574,084	494,842	(a)(e)
Business Loan Express, 2002-AA A	0.912%	6/25/28	513,507	357,057	(a)(e)
Business Loan Express, 2003-AA A	1.216%	5/15/29	1,113,739	784,016	(a)(e)
Chase Issuance Trust, 2006-A5 A	0.286%	11/15/13	2,490,000	2,488,458	(e)
Citibank Credit Card Issuance Trust, 2009-A1 A1	2.016%	3/17/14	1,300,000	1,321,077	(e)
GSAMP Trust, 2006-SEA1 A	0.562%	5/25/36	1,633,713	1,377,536	(a)(e)
NCUA Guaranteed Notes, 2010-A1 A	0.614%	12/7/20	3,761,590	3,765,615	(e)
New Century Home Equity Loan Trust, 2004-2 M2	0.882%	8/25/34	5,889,000	4,899,253	(e)
NovaStar Home Equity Loan Trust, 2003-1 M1	1.687%	5/25/33	685,268	417,392	(e)
Renaissance Home Equity Loan Trust, 2003-1 A	1.122%	6/25/33	917,853	810,560	(e)
Renaissance Home Equity Loan Trust, 2003-2 A	0.702%	8/25/33	848,225	791,883	(e)
Renaissance Home Equity Loan Trust, 2003-3 A	0.762%	12/25/33	2,592,886	2,225,483	(e)

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Residential Asset Mortgage Products Inc., 2004-SL3 A4	8.500%	12/25/31	$21,136	$21,870
SACO I Trust, 2005-10 1A	0.522%	6/25/36	387,995	185,818	(e)
SACO I Trust, 2005-WM3 A1	0.782%	9/25/35	305,157	137,044	(e)
SACO I Trust, 2006-5 1A	0.562%	4/25/36	644,511	231,399	(e)
Saxon Asset Securities Trust, 2003-1 M1	1.312%	6/25/33	718,695	606,482	(e)
SLM Student Loan Trust, 2003-11 A4	0.492%	6/15/20	321,403	320,574	(e)
SLM Student Loan Trust, 2005-05 A2	0.383%	10/25/21	453,872	452,195	(e)
SLM Student Loan Trust, 2006-4 A4	0.383%	4/25/23	526,904	525,645	(e)
SLM Student Loan Trust, 2006-8 A3	0.323%	1/25/18	1,200,000	1,197,356	(e)
SLM Student Loan Trust, 2007-2 A2	0.303%	7/25/17	777,734	771,916	(e)
SLM Student Loan Trust, 2008-5 A2	1.403%	10/25/16	453,887	459,697	(e)
Specialty Underwriting & Residential Finance Trust, 2003-BC1 A	0.942%	1/25/34	118,169	98,318	(e)
Structured Asset Investment Loan Trust, 2003-BC1 A2	0.942%	1/25/33	573,587	492,402	(e)
Toyota Auto Receivables Owner Trust, 2011-A A2	0.610%	5/15/13	2,200,000	2,201,128
Truman Capital Mortgage Loan Trust, 2005-1 A	0.692%	3/25/37	1,884,823	1,658,874	(a)(e)

TOTAL ASSET-BACKED SECURITIES (Cost - $38,619,182)				33,865,076

COLLATERALIZED MORTGAGE OBLIGATIONS - 23.7%
American Home Mortgage Assets, 2006-4 1A12	0.470%	10/25/46	3,948,267	2,318,233	(e)
Banc of America Funding Corp., 2007-C 5A1	2.930%	5/20/36	65,686	52,168	(e)
Banc of America Mortgage Securities Inc., 2003-B 1A1	2.872%	3/25/33	42,170	44,900	(e)
Banc of America Mortgage Securities Inc., 2005-A 2A1	3.030%	2/25/35	1,917,340	1,696,365	(e)
Bear Stearns Alt-A Trust, 2004-11 1A2	1.102%	11/25/34	217,910	119,957	(e)
Bear Stearns Alt-A Trust, 2005-2 1A1	0.762%	4/25/35	641,620	566,148	(e)
Bear Stearns ARM Trust, 2004-12 1A1	2.907%	2/25/35	597,579	505,530	(e)
Bear Stearns ARM Trust, 2005-6 1A1	2.936%	8/25/35	2,125,760	1,718,823	(e)
Bear Stearns ARM Trust, 2006-4 1A1	2.923%	10/25/36	332,422	208,709	(e)
Bear Stearns Asset-Backed Securities Trust, 2003-AC5 A3	0.862%	10/25/33	2,113,935	1,972,943	(e)
Chevy Chase Mortgage Funding Corp., 2004-3A A2	0.562%	8/25/35	15,175	11,217	(a)(e)
Chevy Chase Mortgage Funding Corp., 2004-4A A2	0.552%	10/25/35	46,815	33,432	(a)(e)
Chevy Chase Mortgage Funding Corp., 2005-1A A2	0.462%	1/25/36	21,542	15,526	(a)(e)
Chevy Chase Mortgage Funding Corp., 2005-3A A2	0.492%	7/25/36	145,142	94,561	(a)(e)
Countrywide Home Loan Mortgage Pass-Through Trust, 2002-26 A4	0.762%	12/25/17	1,239,115	1,166,954	(e)
Countrywide Home Loan Mortgage Pass-Through Trust, 2003-20 3A6	0.712%	7/25/18	201,662	201,401	(e)
Countrywide Home Loan Mortgage Pass-Through Trust, 2003-37 2A1	3.161%	9/25/33	802,079	769,893	(e)
Deutsche Mortgage Securities Inc., 2004-4 7AR2	0.712%	6/25/34	822,103	722,025	(e)
FDIC Structured Sale Guaranteed Notes, 2010-S1 1A	0.810%	2/25/48	765,128	765,985	(a)(e)
FDIC Structured Sale Guaranteed Notes, 2010-S2	0.960%	12/29/45	1,260,226	1,262,621	(a)(e)(f)
Federal Home Loan Mortgage Corp. (FHLMC), 1997-19 F	1.233%	6/1/28	355,835	350,832	(e)
Federal National Mortgage Association (FNMA), Grantor Trust, 2000-T6 A3	4.434%	1/25/28	398,487	416,315	(e)
Federal National Mortgage Association (FNMA), Grantor Trust, 2002-T19 A4	4.076%	3/25/42	2,761,822	2,785,964	(e)
Federal National Mortgage Association (FNMA), Grantor Trust, 2004-T3 2A	4.482%	8/25/43	3,349,427	3,423,105	(e)

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Federal National Mortgage Association (FNMA), REMIC Trust, 1997-20 F	0.843%	3/25/27	$785,530	$784,678	(e)
Federal National Mortgage Association (FNMA), REMIC Trust, 2005-86 FC	0.560%	10/25/35	1,371,462	1,375,688	(e)
Federal National Mortgage Association (FNMA), REMIC Trust, PAC, 2003-117 KF	0.660%	8/25/33	2,317,738	2,331,472	(e)
Federal National Mortgage Association (FNMA), Whole Loan, 2003-W6 6A	4.284%	8/25/42	2,769,414	2,909,046	(e)
Federal National Mortgage Association (FNMA), Whole Loan, 2003-W8 3F1	0.660%	5/25/42	482,194	480,737	(e)
First Horizon Alternative Mortgage Securities, 2005-AA12 1A1	2.358%	2/25/36	1,155,054	833,077	(e)
First Republican Mortgage Loan Trust, 2000-FRB1 A2	3.639%	6/25/30	691,565	694,731	(e)
First Union-Lehman Brothers Commercial Mortgage Trust, IO, 1997-C1	1.739%	4/18/29	1,721,657	61,788	(c)(e)
GE Capital Commercial Mortgage Corp., 2001-2 A4	6.290%	8/11/33	901,536	908,685
GS Mortgage Securities Corp. II, 2000-1A A	0.962%	3/20/23	530,345	453,448	(a)(e)
GSR Mortgage Loan Trust, 2005-AR3 4A1	2.892%	5/25/35	450,649	332,565	(e)
Harborview Mortgage Loan Trust, 2004-2 2A1	0.782%	6/19/34	1,173,337	901,073	(e)
IMPAC CMB Trust, 2003-8 1A2	1.262%	10/25/33	97,280	94,354	(e)
IMPAC Secured Assets Corp., 2004-3 1A4	1.062%	11/25/34	289,286	280,235	(e)
Indymac Index Mortgage Loan Trust, 2005-AR21 4A1	5.150%	10/25/35	2,040,538	1,714,785	(e)
JPMorgan Commercial Mortgage Finance Corp., IO, 1997-C5 X	1.105%	9/15/29	699,928	16,346	(c)(e)
LB Commercial Conduit Mortgage Trust, IO, 1998-C4 X	1.371%	10/15/35	1,385,100	71,987	(c)(e)
Lehman Structured Securities Corp., 2005-1 A1	0.600%	9/26/45	440,079	310,191	(a)(e)
MASTR ARM Trust, 2003-6 5A1	2.540%	12/25/33	487,224	474,414	(e)
Merrill Lynch Mortgage Investors Inc., 2005-A2 A4	2.650%	2/25/35	1,054,694	1,061,406	(e)
NCUA Guaranteed Notes, 2010-R1 1A	0.711%	10/7/20	527,723	528,547	(e)
NCUA Guaranteed Notes, 2011-R1 1A	0.711%	1/8/20	782,306	784,019	(e)
New York Mortgage Trust Inc., 2005-2 A	0.592%	8/25/35	934,038	848,116	(e)
Residential Accredit Loans Inc., 2003-QA1 A1	0.602%	12/25/33	1,387,399	1,355,121	(e)
Residential Asset Mortgage Products Inc., 2004-SL2 A4	8.500%	10/25/31	18,393	18,896
Residential Asset Mortgage Products Inc., 2004-SL3 A3	7.500%	12/25/31	14,606	14,815
Residential Asset Mortgage Products Inc., 2004-SL4 A5	7.500%	7/25/32	27,550	28,015
Residential Asset Securitization Trust, 2003-A5 A5	0.762%	6/25/33	852,969	832,696	(e)
Residential Asset Securitization Trust, PAC, 2003-A11 A2	0.712%	11/25/33	854,810	807,206	(e)
Residential Asset Securitization Trust, PAC, 2004-A2 1A3	0.662%	5/25/34	721,981	696,462	(e)
Sequoia Mortgage Trust, 2002-9 2A	2.185%	9/20/32	536,738	532,045	(e)
Sequoia Mortgage Trust, 2003-2 A1	0.922%	6/20/33	468,083	431,052	(e)
Structured ARM Loan Trust, 2004-1 2A	0.572%	2/25/34	296,963	277,266	(e)
Structured ARM Loan Trust, 2004-17 A1	1.214%	11/25/34	972,509	900,616	(e)
Structured ARM Loan Trust, 2004-2 1A1	3.160%	3/25/34	671,451	684,764	(e)
Structured Asset Mortgage Investments Inc., 2003-CL1 1F2	0.862%	7/25/32	990,868	891,543	(e)
Structured Asset Mortgage Investments Inc., 2005-AR3 2A1	2.688%	8/25/35	406,844	348,311	(e)
Structured Asset Mortgage Investments Inc., 2005-AR7 1A1	2.637%	12/27/35	1,570,216	951,871	(e)
Structured Asset Mortgage Investments Inc., 2005-AR7 1A2	0.642%	12/27/35	996,103	185,954	(e)
Structured Asset Securities Corp., 1998-3 M1	1.262%	3/25/28	1,104,724	1,021,847	(e)

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Structured Asset Securities Corp., 1998-8 M1	1.202%	8/25/28	$2,407,090	$1,956,719	(e)
Structured Asset Securities Corp., 2002-11A 1A1	2.071%	6/25/32	327,188	333,159	(e)
Structured Asset Securities Corp., 2002-18A 1A1	3.112%	9/25/32	179,233	158,971	(e)
Structured Asset Securities Corp., 2003-8 2A9	0.762%	4/25/33	532,881	500,166	(e)
Structured Asset Securities Corp., 2005-RF3 2A	4.262%	6/25/35	1,698,194	1,501,191	(a)(e)
Thornburg Mortgage Securities Trust, 2004-1 I2A	1.162%	3/25/44	204,892	206,921	(e)
Wachovia Mortgage Loan Trust LLC, 2005-A 1A1	2.896%	8/20/35	1,368,158	957,612	(e)
Washington Mutual Inc. Mortgage Pass-Through Certificates, 2002-AR1 1A1	2.786%	11/25/30	1,116,905	1,017,540	(e)
Washington Mutual Inc. Mortgage Pass-Through Certificates, 2003-S4 2A9	1.412%	6/25/33	2,101,533	1,945,190	(e)
Washington Mutual Inc. Mortgage Pass-Through Certificates, 2004-AR2 A	1.723%	4/25/44	740,203	618,533	(e)
Washington Mutual Inc. Mortgage Pass-Through Certificates, 2006-AR09 1A	1.323%	8/25/46	100,534	67,539	(e)
Washington Mutual Inc. Mortgage Pass-Through Certificates, 2006-AR10 1A1	5.852%	9/25/36	1,274,397	1,012,757	(e)
Washington Mutual Inc. Mortgage Pass-Through Certificates, 2006-AR3 A1A	1.293%	5/25/46	1,319,388	801,322	(e)
Washington Mutual Inc. Mortgage Pass-Through Certificates, 2006-AR6 2A	1.283%	8/25/46	1,602,030	896,674	(e)
Washington Mutual Inc. Mortgage Pass-Through Certificates, 2006-AR7 2A	1.303%	7/25/46	3,586,114	2,474,966	(e)
Wells Fargo Mortgage Backed Securities Trust, 2004-Y 1A1	2.759%	11/25/34	1,913,008	1,868,429	(e)
Wells Fargo Mortgage Backed Securities Trust, 2006-AR11 A6	5.255%	8/25/36	200,000	178,923	(e)
Wells Fargo Mortgage Backed Securities Trust, PAC, 2003-5 A4	0.662%	5/25/33	235,965	236,356	(e)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost - $75,246,038)				66,186,443

COLLATERALIZED SENIOR LOANS - 6.1%
CONSUMER DISCRETIONARY - 3.1%
Auto Components - 0.3%
Allison Transmission Inc., Term Loan B	3.020%	8/7/14	920,530	919,552	(g)

Hotels, Restaurants & Leisure - 0.9%
Aramark Corp., Letter of Credit	3.511%	7/26/16	37,569	37,757	(g)
Aramark Corp., Synthetic Letter of Credit	2.136%	1/27/14	20,857	20,870	(g)
Aramark Corp., Term Loan	2.178%	1/27/14	258,901	259,063	(g)
Aramark Corp., Term Loan B	3.553%	7/26/16	571,268	574,124	(g)
Golden Nugget Inc., Delayed Draw Term Loan	3.270%	6/30/14	360,559	314,437	(g)
Golden Nugget Inc., Term Loan B	3.260 - 3.270%	6/30/14	632,910	551,950	(g)
Las Vegas Sands LLC, Delayed Draw Term Loan	3.040%	11/23/16	127,990	127,702	(g)
Las Vegas Sands LLC, Term Loan B	3.040%	11/23/16	506,735	505,468	(g)

Total Hotels, Restaurants & Leisure				2,391,371

Media - 1.2%
Cengage Learning Acquisitions Inc., Term Loan B	2.550%	7/3/14	967,500	933,699	(g)
Charter Communications, Term Loan C	3.560%	9/6/16	863,786	868,442	(g)
Univision Communications Inc., Term Loan B2	4.512%	3/31/17	881,899	862,302	(g)
UPC Broadband Holding BV, Term Loan N	2.010%	12/31/14	648,288	645,317	(g)
UPC Broadband Holding BV, Term Loan T	3.760%	12/30/16	85,406	85,726	(g)

Total Media				3,395,486

Multiline Retail - 0.3%
Neiman Marcus Group Inc., Term Loan B	4.303%	4/6/16	926,606	933,489	(g)

Specialty Retail - 0.4%
Michaels Stores Inc., Term Loan B2	4.813 - 4.875%	7/31/16	925,338	935,459	(g)

TOTAL CONSUMER DISCRETIONARY				8,575,357

HEALTH CARE - 1.3%
Health Care Providers & Services - 1.3%
Community Health Systems Inc.	2.512 - 2.561%	7/25/14	30,747	30,554	(g)
Community Health Systems Inc.	2.512 - 2.561%	7/25/14	596,806	593,076	(g)

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Community Health Systems Inc., Term Loan B	3.762 - 3.811%	1/25/17	$300,050	$301,456	(g)
HCA Inc., Term Loan B	2.553%	11/18/13	630,983	629,975	(g)
Health Management Associates Inc., Term Loan B	2.053%	2/28/14	904,601	900,204	(g)
IASIS Healthcare LLC, Delayed Draw Term Loan	2.262%	3/14/14	232,918	232,482	(g)
IASIS Healthcare LLC, Synthetic Letter of Credit	2.266%	3/14/14	63,704	63,585	(g)
IASIS Healthcare LLC, Term Loan B	2.262%	3/14/14	672,935	671,673	(g)

TOTAL HEALTH CARE				3,423,005

INDUSTRIALS - 0.9%
Aerospace & Defense - 0.4%
Dubai Aerospace Enterprise, Term Loan B1	4.060 - 5.310%	7/31/14	287,234	290,466	(g)
Dubai Aerospace Enterprise, Term Loan B2	4.040 - 5.310%	7/31/14	277,419	280,540	(g)
Hawker Beechcraft Acquisition Co. LLC, LC Facility Deposits	2.303%	3/26/14	41,935	37,643	(g)
Hawker Beechcraft Acquisition Co. LLC, Term Loan	2.262 - 2.303%	3/26/14	699,615	628,013	(g)

Total Aerospace & Defense				1,236,662

Commercial Services & Supplies - 0.3%
US Investigations Services Inc., Term Loan B	3.054%	2/21/15	790,812	786,529	(g)

Industrial Conglomerates - 0.2%
Pinafore LLC, Term Loan B	6.250%	9/29/16	493,311	496,240	(g)

TOTAL INDUSTRIALS				2,519,431

INFORMATION TECHNOLOGY - 0.3%
IT Services - 0.3%
First Data Corp., Term Loan B2	3.012%	9/24/14	931,794	884,675	(g)

MATERIALS - 0.1%
Paper & Forest Products - 0.1%
Georgia-Pacific Corp., Term Loan B	2.302 - 2.303%	12/21/12	317,518	318,167	(g)

UTILITIES - 0.4%
Electric Utilities - 0.3%
TXU Corp., Term Loan B2	3.764 - 3.803%	10/10/14	967,500	817,779	(g)

Independent Power Producers & Energy Traders - 0.1%
NRG Energy Inc., Term Loan	2.000 - 2.053%	2/1/13	51,880	51,825	(g)
NRG Energy Inc., Term Loan B	3.553%	8/31/15	246,881	249,085	(g)

Total Independent Power Producers & Energy Traders				300,910

TOTAL UTILITIES				1,118,689

TOTAL COLLATERALIZED SENIOR LOANS
(Cost - $16,943,581)				16,839,324

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 17.5%
U.S. Government Agencies - 17.5%
Federal Home Loan Mortgage Corp. (FHLMC)	0.210%	12/29/11	2,500,000	2,500,138	(e)
Federal Home Loan Mortgage Corp. (FHLMC), 3/1 Hybrid ARM	3.014%	8/1/29	46,341	46,719	(e)
Federal Home Loan Mortgage Corp. (FHLMC), 3/1 Hybrid ARM	2.602%	8/1/32	254,517	257,416	(e)
Federal Home Loan Mortgage Corp. (FHLMC), 3/1 Hybrid ARM	3.225%	8/1/32	33,215	33,395	(e)
Federal Home Loan Mortgage Corp. (FHLMC), 5/1 Hybrid ARM	2.445%	12/1/26	202,860	212,737	(e)
Federal Home Loan Mortgage Corp. (FHLMC), 5/1 Hybrid ARM	2.723%	7/1/29	288,383	303,176	(e)
Federal Home Loan Mortgage Corp. (FHLMC), 5/1 Hybrid ARM	2.776%	7/1/29	112,434	117,977	(e)
Federal Home Loan Mortgage Corp. (FHLMC), 5/1 Hybrid ARM	2.440%	7/1/33	1,041,031	1,084,916	(e)

Federal Home Loan Mortgage Corp. (FHLMC), Five Year CMT ARM	4.643%	8/1/25	114,166	114,442	(e)
Federal Home Loan Mortgage Corp. (FHLMC), Five Year CMT ARM	5.900%	12/1/30	43,370	43,586	(e)
Federal Home Loan Mortgage Corp. (FHLMC), Gold Fifteen Year	6.000%	3/1/11	121	122

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Federal Home Loan Mortgage Corp. (FHLMC), Gold Fifteen Year	6.000%	5/1/11	$1,060	$1,070
Federal Home Loan Mortgage Corp. (FHLMC), Gold Fifteen Year	6.000%	6/1/11	1,856	1,873
Federal Home Loan Mortgage Corp. (FHLMC), Gold Thirty Year	6.500%	4/1/29	2,701	3,061
Federal Home Loan Mortgage Corp. (FHLMC), Notes	0.372%	3/9/11	2,580,000	2,580,070	(e)
Federal Home Loan Mortgage Corp. (FHLMC), One Year CMT ARM	2.521%	12/1/23	181,029	190,535	(e)
Federal Home Loan Mortgage Corp. (FHLMC), One Year CMT ARM	3.301%	2/1/24	117,403	118,163	(e)
Federal Home Loan Mortgage Corp. (FHLMC), One Year CMT ARM	2.317%	4/1/26	633,383	659,594	(e)
Federal Home Loan Mortgage Corp. (FHLMC), One Year CMT ARM	2.434%	6/1/29	1,092,455	1,148,448	(e)
Federal Home Loan Mortgage Corp. (FHLMC), One Year CMT ARM	2.749%	7/1/29	304,131	318,900	(e)
Federal Home Loan Mortgage Corp. (FHLMC), One Year CMT ARM	2.731%	3/1/31	249,809	262,542	(e)
Federal Home Loan Mortgage Corp. (FHLMC), One Year CMT ARM	2.575%	5/1/31	5,917	6,233	(e)
Federal Home Loan Mortgage Corp. (FHLMC), One Year CMT ARM	2.692%	3/1/33	1,992,431	2,092,248	(e)
Federal Home Loan Mortgage Corp. (FHLMC), One Year CMT ARM	2.469%	10/1/33	339,380	355,750	(e)
Federal Home Loan Mortgage Corp. (FHLMC), One Year LIBOR	2.836%	5/1/33	1,080,509	1,137,108	(e)
Federal Home Loan Mortgage Corp. (FHLMC), Six Month LIBOR	2.603%	7/1/27	63,039	63,500	(e)
Federal Home Loan Mortgage Corp. (FHLMC), Three Year CMT ARM	5.039%	12/1/30	169,618	170,443	(e)
Federal National Mortgage Association (FNMA)	2.124%	4/1/33	482,952	500,947	(e)
Federal National Mortgage Association (FNMA), 11th District COFI	5.495%	2/1/31	904,423	964,200	(e)
Federal National Mortgage Association (FNMA), Five Year CMT ARM	5.483%	5/1/30	453,105	456,756	(e)
Federal National Mortgage Association (FNMA), Notes	0.250%	7/26/12	4,000,000	4,001,020	(e)
Federal National Mortgage Association (FNMA), Notes	0.282%	11/23/12	3,000,000	3,001,563	(e)
Federal National Mortgage Association (FNMA), Notes	0.380%	12/3/12	2,250,000	2,252,520	(e)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.558%	11/1/18	244,759	259,084	(e)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.493%	4/1/20	76,172	80,344	(e)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.500%	7/1/21	77,883	78,645	(e)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.593%	8/1/22	52,210	55,270	(e)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.713%	7/1/23	75,164	79,491	(e)
Federal National Mortgage Association (FNMA), One Year CMT ARM	1.925%	8/1/23	92,078	94,504	(e)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.714%	2/1/24	189,345	199,616	(e)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.360%	4/1/25	464,199	483,263	(e)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.449%	12/1/25	67,145	70,233	(e)

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.590%	1/1/27	$165,067	$173,705	(e)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.752%	7/1/27	278,913	294,743	(e)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.699%	8/1/27	186,272	194,903	(e)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.450%	2/1/28	29,387	30,280	(e)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.569%	3/1/28	112,229	114,314	(e)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.638%	2/1/29	261,579	274,751	(e)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.674%	8/1/29	439,754	463,287	(e)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.518%	11/1/29	349,530	368,813	(e)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.880%	1/1/30	166,410	168,060	(e)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.881%	12/1/30	774,962	818,058	(e)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.536%	1/1/31	207,140	217,615	(e)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.421%	2/1/31	237,113	248,816	(e)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.618%	3/1/31	147,057	154,796	(e)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.371%	4/1/31	130,199	136,003	(e)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.379%	4/1/31	286,710	299,189	(e)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.589%	7/1/31	146,614	154,064	(e)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.625%	9/1/31	548,340	575,100	(e)
Federal National Mortgage Association (FNMA), One Year CMT ARM	3.882%	9/1/31	85,338	89,395	(e)
Federal National Mortgage Association (FNMA), One Year CMT ARM	1.780%	10/1/31	305,713	308,423	(e)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.375%	6/1/32	65,104	67,554	(e)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.758%	7/1/32	366,578	383,167	(e)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.374%	9/1/32	527,820	551,648	(e)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.341%	12/1/32	978,545	1,022,768	(e)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.465%	1/1/33	166,540	174,158	(e)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.540%	1/1/33	266,703	267,876	(e)
Federal National Mortgage Association (FNMA), One Year CMT ARM	2.638%	5/1/33	643,086	669,344	(e)
Federal National Mortgage Association (FNMA), One Year LIBOR	2.732%	8/1/32	275,752	289,275	(e)
Federal National Mortgage Association (FNMA), Six Month CD ARM	1.759%	12/1/20	387,485	387,567	(e)
Federal National Mortgage Association (FNMA), Six Month CD ARM	2.450%	6/1/24	10,424	10,701	(e)
Federal National Mortgage Association (FNMA), Six Month CD ARM	2.660%	7/1/24	274,973	281,747	(e)

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Federal National Mortgage Association (FNMA), Six Month CD ARM	2.253%	9/1/24	$782,969	$798,917	(e)
Federal National Mortgage Association (FNMA), Six Month CD ARM	2.420%	9/1/24	268,923	274,959	(e)
Federal National Mortgage Association (FNMA), Six Month LIBOR	2.125%	11/1/31	74,187	75,634	(e)
Federal National Mortgage Association (FNMA), Six Month LIBOR	2.246%	1/1/33	512,165	533,355	(e)
Federal National Mortgage Association (FNMA), Six Month LIBOR	2.052%	5/1/33	1,529,470	1,590,163	(e)
Federal National Mortgage Association (FNMA), Six Month LIBOR	2.063%	6/1/33	1,007,008	1,047,196	(e)
Federal National Mortgage Association (FNMA), Three Year CMT ARM	5.354%	6/1/30	1,159,768	1,230,489	(e)
Government National Mortgage Association (GNMA) II, One Year CMT ARM	3.375%	2/20/16	109,920	114,492	(e)
Government National Mortgage Association (GNMA) II, One Year CMT ARM	3.375%	6/20/17	131,995	137,474	(e)
Government National Mortgage Association (GNMA) II, One Year CMT ARM	3.000%	9/20/20	484,365	503,564	(e)
Government National Mortgage Association (GNMA) II, One Year CMT ARM	3.375%	3/20/21	299,215	311,661	(e)
Government National Mortgage Association (GNMA) II, One Year CMT ARM	3.375%	6/20/22	948,293	987,660	(e)
Government National Mortgage Association (GNMA) II, One Year CMT ARM	2.625%	8/20/22	238,923	247,946	(e)
Government National Mortgage Association (GNMA) II, One Year CMT ARM	2.125%	10/20/22	614,598	636,066	(e)
Government National Mortgage Association (GNMA) II, One Year CMT ARM	2.125%	11/20/22	321,117	332,334	(e)
Government National Mortgage Association (GNMA) II, One Year CMT ARM	2.125%	12/20/22	124,215	128,554	(e)
Government National Mortgage Association (GNMA) II, One Year CMT ARM	3.375%	5/20/23	201,606	209,976	(e)
Government National Mortgage Association (GNMA) II, One Year CMT ARM	3.375%	1/20/24	154,132	160,543	(e)
Government National Mortgage Association (GNMA) II, One Year CMT ARM	3.375%	3/20/24	342,866	357,128	(e)
Government National Mortgage Association (GNMA) II, One Year CMT ARM	3.375%	5/20/26	197,865	206,079	(e)
Government National Mortgage Association (GNMA) II, One Year CMT ARM	2.625%	9/20/27	383,395	397,874	(e)
Government National Mortgage Association (GNMA) II, One Year CMT ARM	2.125%	10/20/27	360,828	373,432	(e)
Government National Mortgage Association (GNMA) II, One Year CMT ARM	3.375%	4/20/32	473,630	493,292	(e)
Government National Mortgage Association (GNMA) II, One Year CMT ARM	3.375%	5/20/32	153,691	160,071	(e)
Government National Mortgage Association (GNMA) II, One Year CMT ARM	2.625%	7/20/32	1,049,983	1,089,634	(e)
Government National Mortgage Association (GNMA) II, One Year CMT ARM	2.625%	8/20/32	680,860	706,571	(e)
Government National Mortgage Association (GNMA) II, One Year CMT ARM	2.625%	9/20/32	152,246	157,996	(e)

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost - $48,097,234)				48,854,798

SECURITY			SHARES	VALUE
COMMON STOCKS - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Tropicana Entertainment Inc.			17,545	304,406	*(f)

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2011

SECURITY			SHARES	VALUE
MATERIALS - 0.0%
Chemicals - 0.0%
Georgia Gulf Corp.			935	$29,845	*

TOTAL COMMON STOCKS
(Cost - $316,726)				334,251

SECURITY		EXPIRATION DATE	WARRANTS
WARRANTS - 0.0%
Buffets Restaurant Holdings (Cost - $0)		4/28/14	21	0	*(c)(f)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
(Cost - $276,776,202)				259,025,672

SECURITY	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 7.2%
Certificate of Deposit - 1.0%
Nordea Bank AB, Senior Notes (Cost - $2,755,197)	0.603%	10/14/11	2,750,000	2,755,178	(e)

Commercial Paper - 2.1%
Natixis U.S. Finance Co., LLC	0.657%	7/5/11	2,500,000	2,499,827	(e)
Societe Generale N.A.	0.330%	3/4/11	3,250,000	3,249,911	(h)

Total Commercial Paper (Cost - $5,749,911)				5,749,738

U.S. Government Agencies - 0.1%
Federal National Mortgage Association (FNMA), Discount Notes (Cost - $224,897)	0.240%	5/9/11	225,000	224,962	(h)(i)

U.S. Government Obligations - 0.3%
U.S. Treasury Bills (Cost - $957,827)	0.258%	1/12/12	960,000	958,267	(h)

Repurchase Agreements - 3.7%
Morgan Stanley tri-party repurchase agreement dated 2/28/11; Proceeds at maturity - $10,400,043; (Fully collateralized by U.S. government agency obligations, 1.000% to 1.375% due 8/28/12 to 2/25/14; Market value - $10,608,281) (Cost - $10,400,000)	0.150%	3/1/11	10,400,000	$10,400,000

TOTAL SHORT-TERM INVESTMENTS
(Cost - $20,087,832)				20,088,145

TOTAL INVESTMENTS - 100.0%
(Cost - $296,864,034#)				279,113,817
Other Assets in Excess of Liabilities - 0.0%				137,203

TOTAL NET ASSETS - 100.0%				$279,251,020

*	Non-income producing security.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Securities are in default as of February 28, 2011.

(c)	Illiquid security (unaudited).

(d)	Payment-in-kind security for which part of the income earned may be paid as additional principal.

(e)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(f)	Security is valued in good faith at fair value in accordance with procedures approved by the Board of Trustees (See Note 1).

(g)	Interest rates disclosed represent the effective rates on collateralized senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(h)	Rate shown represents yield-to-maturity.

(i)	All or a portion of this security is held at the broker as collateral for open futures contracts.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ARM	— Adjustable Rate Mortgage
CD	— Certificate of Deposit
CMT	— Constant Maturity Treasury
COFI	— Cost of Funds Index
IO	— Interest Only
LIBOR	— London Interbank Offered Rate
PAC	— Planned Amortization Class
REMIC	— Real Estate Mortgage Investment Conduit

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason Western Asset Adjustable Rate Income Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service, which are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the last quoted bid and asked prices as of the close of business of that market. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Corporate bonds & notes	—	$92,445,780	$500,000	$92,945,780
Asset-backed securities	—	33,865,076	—	33,865,076
Collateralized mortgage obligations	—	64,923,822	1,262,621	66,186,443
Collateralized senior loans	—	16,839,324	—	16,839,324
U.S. government & agency obligations	—	48,854,798	—	48,854,798

Notes to Schedule of Investments (unaudited) (continued)

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Common stocks	$29,845	—	$304,406		$334,251
Warrants	—	—	0	*	0	*

Total long-term investments	$29,845	$256,928,800	$2,067,027		$259,025,672

Short-term investments†	—	20,088,145	—		20,088,145

Total investments	$29,845	$277,016,945	$2,067,027		$279,113,817

Other financial instruments:
Futures contracts	$58,301	—	—		$58,301

Total	$88,146	$277,016,945	$2,067,027		$279,172,118

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Other financial instruments:
Futures contracts	$2,725	—	—		$2,725

†	See Schedule of Investments for additional detailed categorizations.

*	Value is less than $1.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

INVESTMENTS IN SECURITIES	CORPORATE BONDS & NOTES	COLLATERALIZED MORTGAGE OBLIGATIONS	COMMON STOCKS	WARRANTS		TOTAL
Balance as of May 31, 2010	—	—	—	$0	*	$0	*
Accrued premiums/discounts	$22	—	—	—		22
Realized gain(loss)(1)	—	—	—	—		—
Change in unrealized appreciation (depreciation)(2)	203	$2,395	—	—		2,598
Net purchases (sales)	499,775	1,260,226	—	—		1,760,001
Transfers into Level 3	—	—	$304,406	—		304,406
Transfers out of Level 3	—	—	—	—		—

Balance as of February 28, 2011	$500,000	$1,262,621	$304,406	$0	*	$2,067,027

Net change in unrealized appreciation (depreciation) for investments in securities still held at February 28, 2011(2)	$203	$2,395	—	—		$2,598

*	Value is less than $1.

(1)	This amount is included in net realized gain (loss) from investment transactions.

(2)	Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation).

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding

Notes to Schedule of Investments (unaudited) (continued)

period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Futures contracts. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of interest rates. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the “initial margin” and subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded.

Futures contracts involve, to varying degrees, risk of loss. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Stripped securities. The Fund may invest in “Stripped Securities,” a term used collectively for components, or strips, of fixed income securities. Stripped securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons or, interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. The market value of Stripped Securities will fluctuate in response to changes in economic conditions, rates of pre-payment, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation may increase with a longer period of maturity.

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.

(e) Loan participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of off-set against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any off-set between the lender and the borrower.

(f) Credit and market risk. The Fund invests in high-yield and emerging market instruments that may be subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund.

Investments in securities that are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such

Notes to Schedule of Investments (unaudited) (continued)

market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(g) Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At February 28, 2011, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$2,610,041
Gross unrealized depreciation	(20,360,258)

Net unrealized depreciation	$(17,750,217)

At February 28, 2011, the Fund had the following open futures contracts:

	NUMBER OF CONTRACTS	EXPIRATION DATE	BASIS VALUE	MARKET VALUE	UNREALIZED GAIN (LOSS)
Contracts to Buy:
90-Day Eurodollar	84	3/12	$20,772,586	$20,817,300	$44,714
U.S. Treasury 5-Year Notes	50	6/11	5,833,288	5,846,875	13,587

					58,301

Contracts to Sell:
U.S. Treasury 2-Year Notes	7	6/11	1,525,353	1,528,078	(2,725)

Net unrealized gain on open futures contracts					$55,576

3. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure at February 28, 2011.

	Futures Contracts
Primary Underlying Risk Disclosure	Unrealized Appreciation	Unrealized Depreciation
Interest Rate Contracts	$58,301	$(2,725)

During the period ended February 28, 2011, the volume of derivative activity for the Fund was as follows:

Average market value
Futures contracts (to buy)	$34,384,692
Futures contracts (to sell)	920,664

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: April 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: April 21, 2011

By	/S/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date: April 21, 2011